As filed with the Securities and Exchange Commission on November 24, 2008
File No. 33-8982
ICA No. 811-4852
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 87	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 88

The Victory Portfolios

(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road
Columbus, Ohio 43219
(Address of Principal Executive Office)

(800) 362-5365
(Area Code and Telephone Number)

Copy to:
George Stevens CITI Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 (Name and Address of Agent for Service)	Christopher K. Dyer The Victory Portfolios 127 Public Square Cleveland, OH 44114	Jay G. Baris Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐Immediately upon filing pursuant to paragraph (b)	☐on (date) pursuant to paragraph (b)
☒60 days after filing pursuant to paragraph (a)(1)	☐on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)	☐on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registration Statement
of
THE VICTORY PORTFOLIOS
on
Form N-1A

PART A.                      INFORMATION REQUIRED IN A PROSPETUS

Part A is incorporated by reference to Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 24, 2008 (accession number 0001104659-08-071024).

Registration Statement
of
THE VICTORY PORTFOLIOS
on
Form N-1A

PART B.	INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 24, 2008 (accession number 0001104659-08-071024).

Registration Statement
of
THE VICTORY PORTFOLIOS
on
Form N-1A

PART C.                      OTHER INFORMATION

Item 23.

Exhibits:
(a)(1)	Certificate of Trust. (1)
(a)(2)(a)	Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000. (2)
(a)(2)(b)	Schedule A to the Trust Instrument, current as of June 10, 2008. (3)
(b)	Bylaws, Amended and Restated as of October 28, 2003. (4)
(c)
The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a)
Investment Advisory Agreement dated March 1, 1997 between Registrant and Victory Capital Management Inc. (formerly Key Asset Management Inc.) (“VCM” or the “Adviser”) (the “First Advisory Agreement”). (5)

(d)(1)(b)	Schedule A to the First Advisory Agreement, current as of December 5, 2007. (16)
(d)(1)(c)	Addendum to the First Advisory Agreement dated May 23, 2001. (6)
(d)(2)(a)
Investment Advisory Agreement dated March 1, 1997 between Registrant and the Adviser regarding the Established Value, Focused Growth, and Gradison Government Reserves Funds (the “Second Advisory Agreement). (7)

(d)(2)(b)	Schedule A to the Second Advisory Agreement, current as of December 5, 2007. (16)

(1)Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2)Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(3)Filed as an Exhibit to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A filed electronically on June 16, 2008, accession number 0001104659-08-040124.

(4)Filed as an Exhibit to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A filed electronically on February 27, 2004, accession number 0000922423-04-000368.

(5)Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(6)Filed as an Exhibit to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A filed electronically on March 1, 2002, accession number 0000922423-02-000261.

(7)Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(d)(2)(c)	Addendum to the Second Investment Advisory Agreement dated May 23, 2001. (6)
(e)(1)	Distribution Agreement dated November 30, 2007 between Registrant and Victory Capital Advisers, Inc. (16)
(e)(2)	Schedule I to the Distribution Agreement, current as of October 22, 2008. (20)
(f)	None.
(g)(1)(a)	Mutual Fund Custody Agreement dated July 1, 2008 between Registrant and KeyBank National Association (“KeyBank”).(8)
(g)(1)(c)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. (20)
(h)(1)	Form of Broker-Dealer Agreement. (17)
(h)(2)(a)	Administration and Fund Accounting Agreement dated July 1, 2006 between Registrant and VCM. (9)
(h)(2)(b)	Schedule D to the Administration and Fund Accounting Agreement, current as of October 22, 2008. (20)
(h)(3)(a)	Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006 between VCM and BISYS. (9)
(h)(3)(b)	Amendment dated October 1, 2006 to the Sub-Administration and Sub-Fund Accounting Agreement.(10)
(h)(4)(a)	Transfer Agency Agreement dated April 1, 2002 between Registrant and BISYS. (11)
(h)(4)(b)	Schedule A to the Transfer Agency Agreement, current as of October 22, 2008. (20)
(h)(4)(c)	Supplement dated June 3, 2002 to the Transfer Agency Agreement. (11)
(h)(4)(d)	Amendment dated July 24, 2002 to the Transfer Agency Agreement. (11)
(h)(4)(e)	Amendment dated May 18, 2004 to the Transfer Agency Agreement. (17)
(h)(4)(f)	Amendment dated July 1, 2006 to the Transfer Agency Agreement. (9)
(h)(5)(a)	Securities Lending Agency Agreement between Registrant, KeyBank (formerly Key Trust Company of Ohio, N.A.) and the Adviser dated August 28, 1997. (12)
(h)(5)(b)	Amendment No. 1 dated March 31, 2001 to the Securities Lending Agency Agreement. (12)
(h)(5)(c)	Amendment No. 2 dated February 10, 2005 to the Securities Lending Agency Agreement. (13)

(8)Filed as an Exhibit to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed electronically on August 19, 2008, accession number 0001104659-08-053903.

(9)Filed as an Exhibit to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed electronically on December 20, 2006, accession number 0001104659-06-082890.

(10)Filed as an Exhibit to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed electronically on June 29, 2007, accession number 0001104659-07-051406.

(11)Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed electronically on December 27, 2002, accession number 0000922423-02-001283.

(12)Filed as an Exhibit to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed electronically on December 23, 2004, accession number 0000922423-04-002088.

(13)Filed as an Exhibit to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A filed electronically on February 25, 2005, accession number 0000922423-05-000382.

(h)(5)(d)	Amendment No. 3 dated January 1, 2006 to the Securities Lending Agency Agreement. (14)
(i)(1)	Opinion of Kramer Levin Naftalis & Frankel LLP dated August 22, 2008 and Morris Nichols Arsht & Tunnell LLP dated August 21, 2008. (20)
(j)	Consent of Kramer Levin Naftalis & Frankel LLP. (20)
(k)	Not applicable.
(l)(1)
Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2)
Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on December 1, 1989.

(l)(3)	Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on December 1, 1989.
(m)(1)(a)	Distribution and Service Plan dated June 5, 1995. (5)
(m)(1)(b)	Schedule I to the Distribution and Service Plan dated June 5, 1995, revised as of February 26, 2002.(15)
(m)(2)(a)	Distribution and Service Plan dated March 27, 2000 for certain Funds. (2)
(m)(2)(b)	Schedule I to the Distribution and Service Plan dated March 27, 2000, revised as of October 22, 2008. (20)
(m)(3)(c)	Amended and Restated Distribution and Service plan dated January 17, 2003 for Class R Shares. (16)
(m)(3)(d)	Schedule I to the Amended and Restated Distribution and Service plan for Class R Shares revised as of December 14, 2005. (16)
(m)(4)(a)	Distribution and Service Plan dated February 26, 2002 for Class C Shares of Registrant. (6)
(m)(4)(b)	Schedule I to Distribution and Service Plan for Class C Shares, as revised October 22, 2008. (20)
(m)(4)(c)	Form of Broker-Dealer Agreement for Class C Shares. (6)
(m)(5)(a)	Shareholder Servicing Plan dated June 5, 1995 for Class A Shares. (5)
(m)(5)(b)	Schedule I to the Shareholder Servicing Plan, revised as of October 22, 2008. (20)
(m)(5)(c)	Form of Shareholder Servicing Agreement. (4)
(m)(5)(d)	Form of Shareholder Servicing Agreement for non-financial services firms. (6)
(n)	Amended and Restated Rule 18f-3 Multi-Class Plan, dated March 23, 2005. (17)

(14)	Filed as an Exhibit to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A filed electronically on June 28, 2006, accession number 0001047469-06-002616

(15)	Filed as an Exhibit to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed electronically on February 23, 2001, accession number 0000922423-00-000239.

(16)  Filed as an Exhibit to Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A filed electronically on December 21, 2007, accession number 0001104659-07-090542.

(p)(1)	Code of Ethics of Registrant. (18)
(p)(2)	Code of Ethics of the Adviser. (19)
(p)(3)	Code of Ethics of BISYS. (10)
Powers of Attorney of Thomas F. Morrissey and Leigh A. Wilson. (2)
Powers of Attorney of Nigel D. T. Andrews, Lyn Hutton and Karen Shepherd. (11)
Powers of Attorney of David Brooks Adcock and E. Lee Beard. (13)
Powers of Attorney of David C. Brown, Thomas W. Bunn and John L. Kelly (20)
Item 24.                      Persons Controlled by or Under Common Control with Registrant.

None.

Item 25.                      Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant’s Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)         every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)         the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

        (i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(17)	Filed as an Exhibit to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A filed electronically on December 27, 2005, accession number 0000922423-05-002071.

(18)	Filed as an Exhibit to Registrant’s Post-Effective Amendment No. 79 to Registration Statement on Form N-14 filed electronically on February 28, 2007, accession number 0001104659-07-015122.

(19)	Filed as an Exhibit to Registrant’s Post-Effective Amendment No. 82 to Registration Statement on Form N-14 filed electronically on February 29, 2008, accession number 0001104659-08-014338.

(20) Files as an Exhibit to Registrant’s Post-Effective Amendment No. 86 to Registration Statement on Form N-14 filed electronically on November 14, 2008, accession number 0001104659-08-071024.

(ii)         in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Indemnification of the Fund’s principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto.  Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.  In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant.  Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.                      Business and Other Connections of the Investment Adviser

Victory Capital Management Inc. (the “Adviser”) is the investment adviser to each of Registrant’s Funds.  The Adviser is a wholly-owned subsidiary of KeyBank National Association, which is the principal banking subsidiary of KeyCorp, a bank holding company, which had total assets of approximately $97 billion as of November 30, 2007.  KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include securities brokerage, insurance and leasing companies.  As of November 30, 2007, the Adviser managed assets of approximately $62 billion, and provides a full range of investment management services to personal and corporate clients.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of the Adviser are as follows:

Officers:
Lawrence G. Babin	•Chief Investment Officer, Diversified Product
Kenneth F. Fox	•Chief Compliance Officer.
Richard L. Janus	•Chief Investment Officer, Convertible Securities Product
Cynthia G. Koury	•Chief Investment Officer, Balanced
Erick F. Maronak	•Chief Investment Officer, Newbridge Division
Arvind K. Sachdeva	•Chief Investment Officer, Intrinsic Value Product
Catherine R. Savvas	•Chief Financial Officer.
Craig E. Ruch	•Chief Investment Officer, Fixed Income
Mark H. Summers	•Chief Administrative Officer.
Robert L. Wagner	•President and Chief Executive Officer
Richard G. Zeigler	•Secretary.

The business address of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

Item 27.                      Principal Underwriter

(a)           Victory Capital Advisers, Inc. (“VCA”) acts as principal underwriter for the shares of Registrant, The Victory Variable Insurance Funds and The Victory Institutional Funds:

(b)           VCA, 127 Public Square, Cleveland, Ohio 44114, acts solely as distributor for the investment companies listed above.  The officers of VCA, all of whose principal business address is set forth above, are:

Name	Principal Position and Officers of VCA	Position with Registrant
Michael Policarpo	President and Treasurer	None
Gregory Edgehouse	Secretary	None
Kim Oeder	Vice President, Assistant Compliance Officer and AML Officer	None
Kenneth Fox	Vice President, Chief Compliance Officer and Assistant Secretary	None

(c)           Not applicable.

Item 28.                   Location of Accounts and Records

(1)	Victory Capital Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and administrator).

(2)	KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as custodian, securities lending agent and shareholder servicing agent).

(3)
CITI Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as sub-administrator, sub-fund accountant, transfer agent, dividend disbursing agent and shareholder servicing agent).

(4)	Victory Capital Advisers, Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as distributor).

Item 29.                   Management Services

None.

Item 30.                  Undertakings

None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant’s Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of November, 2008.

THE VICTORY PORTFOLIOS
(Registrant)

By:           /s/ Michael D. Policarpo
Michael D. Policarpo, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of November, 2008

/s/ Michael D. Policarpo Michael D. Policarpo	President
/s/ Christopher E. Sabato Christopher E. Sabato	Treasurer
* Leigh A. Wilson	Chairman of the Board and Trustee
* David Brooks Adcock	Trustee
* Nigel D. T. Andrews	Trustee
* E. Lee Beard	Trustee
* David C. Brown	Trustee
* Thomas W. Bunn	Trustee
* Lyn Hutton	Trustee
* John L. Kelly	Trustee
* Thomas F. Morrissey	Trustee
* Karen Shepherd	Trustee

*By: /s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

THE VICTORY PORTFOLIOS

INDEX TO EXHIBITS

Item 23.

Exhibit Number

Exhibits:
EX-99.i	Auditor’s Consent